Property, Plant and Equipment: (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Property Plant And Equipmentdetails [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	470,819	469,569
Accumulated Depreciation: Furniture and office equipment	(336,275)	(333,828)
Net: Furniture and office equipment	134,544	135,741
Cost: Transportation equipment	491,025	491,025
Accumulated Depreciation: Transportation equipment	(43,278)	(34,622)
Net: Transportation equipment	447,747	456,403
Cost: Leasehold improvements	51,658	51,568
Accumulated Depreciation: Leasehold improvements	(12,254)	(11,063)
Net: Leasehold improvements	39,404	40,595
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	13,041,036	13,039,786
Total Accumulated Depreciation property, plant and equipment	(391,807)	(379,513)
Total net, property, plant and equipment	$ 12,649,229	$ 12,660,273